EXECUTIVE INVESTORS TRUST
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                      May 4, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

            Re:  Executive Investors Trust
                  File Nos. 33-10648 and 811-4927
                  -------------------------------

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Executive Investors Trust (the "Fund") hereby certifies:

      (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 22 was filed electronically with the Commission.

                                Very truly yours,

                                EXECUTIVE INVESTORS TRUST

                                By: /s/ C. DURSO
                                    --------------------------
                                        C. Durso, Vice President